Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.0002	$ 0.0002
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	43,585,000	42,485,000
Common stock, shares outstanding	43,585,000	42,485,000